Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Assumption Of Options

	2010	2011	2012
Expected volatility	70.28%~88.64%	58.88%~ 63.96%	97.50%
Expected dividends	0%	0%	0%
Expected term	5.91~8.56 years	5.51~ 6.95 years	4.17~4.89 years
Risk-free interest rate	2.44%~3.88%	3.02%~ 3.66%	2.68%~3.04%
Estimated fair value of underlying ordinary shares	US$5.50~US$9.54	US$3.79~US$7.84	US$4.00~US$4.24
Weighted-average fair value of underlying ordinary shares	US$5.76	US$7.07	US$4.16

Non-Cash Share Based Compensation Expenses

A summary of the non-cash share based compensation expenses for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Costs of goods sold	2,783	1,881	1,323
General and administrative expenses	7,717	7,260	6,669
Selling expenses	57	126	189
Research and development costs	487	660	723

Total non-cash share based compensation expenses	11,044	9,927	8,904

Summary Of Options

A summary of options for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

Vested or expected to vest as of December 31, 2012	8,599,646	0	8,599,646	US$	6.74	7.90 years	0

Exercisable as of December 31, 2012	2,302,858	0	2,302,858	US$	7.55	7.16 years	0